Revenue - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A [member]
Disclosure of revenue [line items]
Risk Revenue	28.00%	33.00%
Customer B [member]
Disclosure of revenue [line items]
Risk Revenue	25.00%	32.00%
Customer C [member]
Disclosure of revenue [line items]
Risk Revenue	11.00%
Customer D [Member]
Disclosure of revenue [line items]
Risk Revenue	10.00%